Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Copa Di Vino Corporation [Member]
Subsequent Events

Note 8 – Subsequent Events

In December 2020, the company entered into an asset purchase agreement with Splash Beverage Group, Inc. (“Splash”), a Colorado company, and two of its wholly-owned subsidiaries, in which Splash acquired substantially all of the net assets that comprise the Company’s bottling and distribution business.

Note 9 – Subsequent Events

Letter of Intent –The Company received a Letter of Intent dated July 26, 2020, under which an unrelated third party intends to acquire substantially all of the Company’s assets. Closing of the transaction, which is expected to occur in 2020, is contingent on management and board of directors’ approval and receipt of necessary regulatory approvals, along with satisfaction of other customary closing conditions.

Canfield [Member]
Subsequent Events		NOTE 9. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date these financial statements were issued and determined that there are no reportable subsequent events.